General Information (Details) - USD ($)		12 Months Ended
	Dec. 27, 2022	Jun. 30, 2023
General Information (Details) [Line Items]
Ordinary shares		32,500,000
Price per share		$ 0.01
Common stock exercised	2,572,848
Redemption price	$ 10.23
Aggregate redemption	$ 26,300,000
Trust account		$ 1,988,975
Sponsor shares		200,276
Contributed amount		$ 4,005,520
Share based payment cost		42,705,061
Negative Working Capital		$ 7,427,356
Moolec SAFE [Member]
General Information (Details) [Line Items]
Ordinary shares		262,260
Price per share		$ 0.01
UGVL and Theo [Member]
General Information (Details) [Line Items]
Ordinary shares		400,552